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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                Form 13F-NOTICE

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31(st) December 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PICTET ASSET MANAGEMENT SA
Address: 60, route des Acacias, 1211 Geneva 73, Switzerland

Form 13F File Number: 28-11884

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     DAVID CAWTHROW      Name:  MARC TONNERRE
Title:    HEAD OF COMPLIANCE  Title: SENIOR COMPLIANCE MANAGER
Phone:    00 44 207 847 5040  Phone: 00 44 207 847 5041

Signature, Place, and Date of Signing:

DAVID CAWTHROW    LONDON, United Kingdom    13 FEBRUARY 2013
----------------  ------------------------  -----------------
 [Signature]          [City, State]              [Date]

MARC TONNERRE    LONDON, United Kingdom    13 FEBRUARY 2013
---------------  ------------------------  -----------------
 [Signature]         [City, State]              [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name

    28-11664                   PICTET ASSET MANAGEMENT LIMITED

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